Taxes (Details) - Schedule of Reconciles the Singapore Statutory Rates to the Group’s Effective Tax Rate		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023
Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate [Abstract]
Singapore Statutory income tax rate		17.00%	17.00%
Differential of local statutory tax rate		(99.00%)	(4.20%)
Effect of preferential tax rate		88.90%	(14.50%)
Non-taxable income			1.70%
Non-deductible items and others	[1]	(8.60%)	(0.10%)
Effective tax rate		(1.70%)	(0.10%)

[1]	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.